John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-3872
Fax: (617) 663-2197
E-Mail: kkapuscinski@jhancock.com
Name :   Kinga Kapucinski
Title:      Assistant Vice President and Senior Counsel
May 9, 2012
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Tax-Advantaged Global Shareholder Yield Fund (the “Fund”) File Nos. 333-142307; 811-22056
Ladies and Gentlemen:
On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.
In accordance with Rule 111 under the 1933 Act, the Fund has sent by wire transfer to the Securities and Exchange Commission’s (the “Commission”) account at U.S. Bank the amount of $1.47 in payment of the required registration fee.
The Fund and the underwriter for the Common Shares expect to submit in writing at the appropriate time to the Staff of the Commission a request for the acceleration of effectiveness of the Registration Statement.
We request that the Staff review the Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience. At such time as the Fund responds to comments, it will file the remaining exhibits required by Form N-2, to the extent not filed as part of this filing.
Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (617) 663-3872.
Sincerely,

/s/ Kinga Kapuscinski Kinga Kapuscinski, Esq.
Assistant Secretary of the Fund